Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Treasury Stock and Deferred Compensation	Shares Acquired By ESOP	Retained Earnings	Accumulated Other Comprehensive Loss
Beginning Balance at Dec. 31, 2009	$ 35,211	$ 5,370	$ 22,830	$ (2,731)	$ (2,512)	$ 12,761	$ (507)
Comprehensive income
Net income	2,547					2,547
Unrealized gains (losses) on securities designated as available for sale, net of related taxes	(213)						(213)
Defined benefit plan	13						13
Total comprehensive income	2,347
Cash dividends - $0.56 per share	(2,960)		(2,960)
Shares purchased for deferred compensation plan	104		195	(91)
Shares distributed from deferred compensation plan			(45)	45
Expense related to share-based compensation plans	220		220
Purchase of shares by Dividend Reinvestment Plan	458		(107)	565
Amortization of ESOP	201				201
Ending Balance at Dec. 31, 2010	35,581	5,370	20,133	(2,212)	(2,311)	15,308	(707)
Comprehensive income
Net income	3,091					3,091
Unrealized gains (losses) on securities designated as available for sale, net of related taxes	406						406
Defined benefit plan	(619)						(619)
Total comprehensive income	2,878
Cash dividends - $0.56 per share	(2,988)		(2,988)
Shares purchased for deferred compensation plan	72		167	(95)
Shares distributed from deferred compensation plan			(1)	1
Expense related to share-based compensation plans	200		200
Purchase of shares by Dividend Reinvestment Plan	236		(103)	339
Forfeit of restricted stock		(10)	10
Amortization of ESOP	203		(27)		230
Ending Balance at Dec. 31, 2011	$ 36,182	$ 5,360	$ 17,391	$ (1,967)	$ (2,081)	$ 18,399	$ (920)